Credit card receivables (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 300,223	$ 197,536
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	76,454	68,926
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	148,233	72,935
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	75,536	55,675
Strong Credit One [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 6,097,909	$ 3,755,666
Credit exposure ratio	65.80%	72.80%
Utilisation, allowance account for credit losses of financial assets	$ 113,780	$ 40,480
Credit loss ratio	10.80%	10.40%
Coverage ratio	1.90%	1.10%
Strong Credit [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 9,344	$ 4,196
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 6,081,551	$ 3,754,626
Credit exposure ratio	99.70%	100.00%
Utilisation, allowance account for credit losses of financial assets	$ 9,093	$ 4,002
Credit loss ratio	99.80%	99.90%
Coverage ratio	1.90%	1.10%
Strong Credit [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 113,525	$ 40,435
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 16,358	$ 1,040
Credit exposure ratio	0.30%	0.00%
Utilisation, allowance account for credit losses of financial assets	$ 251	$ 194
Credit loss ratio	0.20%	0.10%
Coverage ratio	1.60%	4.30%
Strong Credit [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 255	$ 45
Satisfactory Credit One [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 1,477,414	$ 804,608
Credit exposure ratio	15.90%	15.60%
Utilisation, allowance account for credit losses of financial assets	$ 118,825	$ 71,149
Credit loss ratio	11.20%	18.20%
Coverage ratio	8.00%	8.80%
Satisfactory Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 1,227,610	$ 675,507
Credit exposure ratio	83.10%	84.00%
Credit loss ratio	84.30%	80.30%
Coverage ratio	8.20%	8.50%
Satisfactory Credit One [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 100,190	$ 57,102
Satisfactory Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 249,804	$ 129,101
Credit exposure ratio	16.90%	16.00%
Credit loss ratio	15.70%	19.70%
Coverage ratio	7.50%	10.90%
Satisfactory Credit One [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 18,635	$ 14,047
Higher Risk Credit One [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 1,690,902	$ 601,879
Credit exposure ratio	18.30%	11.60%
Utilisation, allowance account for credit losses of financial assets	$ 818,063	$ 279,050
Credit loss ratio	78.00%	71.40%
Coverage ratio	48.40%	46.40%
Higher Risk Credit One [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 441,109	$ 95,556
Credit exposure ratio	26.10%	15.90%
Credit loss ratio	13.40%	10.70%
Coverage ratio	24.80%	31.20%
Higher Risk Credit One [Member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 109,255	$ 29,821
Higher Risk Credit One [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 651,016	$ 309,964
Credit exposure ratio	38.50%	51.50%
Credit loss ratio	28.80%	40.20%
Coverage ratio	36.10%	36.20%
Higher Risk Credit One [Member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 235,291	$ 112,300
Higher Risk Credit One [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 598,777	$ 196,359
Credit exposure ratio	35.40%	32.60%
Credit loss ratio	57.90%	49.10%
Coverage ratio	79.10%	69.70%
Higher Risk Credit One [Member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Utilisation, allowance account for credit losses of financial assets	$ 473,517	$ 136,929
Total [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 9,266,225	$ 5,162,153
Credit exposure ratio	100.00%	100.00%
Utilisation, allowance account for credit losses of financial assets	$ 1,050,668	$ 390,679
Credit loss ratio	100.00%	100.00%
Coverage ratio	11.30%	7.60%